Shareholders' equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' equity
Note 17 — Shareholders’ equity
Authorized
As of December 31, 2025, the Company’s authorized share capital consists of (i) an unlimited number of multiple voting shares (“MVS”), (ii) an unlimited number of SVS and (iii) an unlimited number of non-voting and non-participating shares that are exchangeable at the shareholder’s option into SVS (the “Exchangeable Shares”). All three classes of authorized share capital are without par value. The MVS are held directly or indirectly by Boris Jordan, the Company’s Chief Executive Officer and Chairman (“CEO and Chairman”).
Issued
Holders of the SVS are entitled to one vote per share. MVS Holders are entitled to 15 votes per share and are entitled to notice of and to attend any meeting of the Company’s shareholders, except for shareholder meetings in which only holders of a particular class or series of shares will have the right to vote.
The MVS are convertible into SVS on a one-for-one basis at any time at the option of the holder or upon termination of the MVS structure. The MVS shall automatically convert into SVS upon the earlier to occur of: (i) the transfer or disposition of the MVS by the CEO and Chairman to one or more third parties who are not permitted holders; (ii) the CEO and Chairman or his permitted holders no longer beneficially owning, directly or indirectly and in the aggregate, at least 5% of the issued and outstanding SVS and MVS on a non-diluted basis; and (iii) the first business day following the first annual meeting of shareholders of the Company following the SVS being listed and posted for trading on a U.S. national securities exchange, such as Nasdaq or the New York Stock Exchange.
As of December 31, 2025, the Company’s MVS represented approximately 12.2% of the total issued and outstanding shares and controlled approximately 67.5% of the total voting power. As of December 31, 2024, the Company’s MVS represented approximately 12.5% of the total issued and outstanding shares and controlled approximately 68.2% of the total voting power.
As of December 31, 2025, no Exchangeable Shares have been issued.
As of December 31, 2025 and 2024, the number of SVS available for issuance under the Company’s 2018 Long Term Incentive Plan (“LTIP”) was 77,247,475 and 75,005,892, respectively. See Note 19 — Share-based compensation for further detail.
Treasury shares
There were no SVS repurchased into treasury during the years ended December 31, 2025 and 2024.